Trade and Other Receivables (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [Abstract]
Individually impaired, Beginning balance	$ 29	$ 30	$ 25
Adjusted on initial application of IFRS 9
Charged during the year	60		5
Written off	(5)		(1)
Exchange differences	1	(1)	1
Individually impaired, Ending balance	$ 85	$ 29	$ 30